Consolidated Schedule of investments
Nomura Wealth Builder Fund	February 28, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.04%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	141,676	$ 8,670
GNMA
Series 2013-113 LY 3.00% 5/20/43	348,392	331,035
Series 2017-10 KZ 3.00% 1/20/47	1,129	1,033
Total Agency Collateralized Mortgage Obligations (cost $372,044)		340,738

Agency Mortgage-Backed Securities — 7.23%
Fannie Mae 3.50% 10/1/42	259,753	250,097
Fannie Mae S.F. 15 yr
2.00% 8/1/36	741,182	691,396
2.50% 8/1/36	325,319	310,710
2.50% 6/1/37	551,388	525,836
3.00% 9/1/37	636,383	617,222
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,334,098	1,955,135
2.00% 2/1/51	1,166,234	967,465
2.00% 3/1/51	1,241,707	1,037,007
2.00% 4/1/51	7,782,728	6,497,300
2.50% 8/1/50	476,537	421,784
2.50% 1/1/51	211,535	188,145
2.50% 8/1/51	233,904	206,882
2.50% 11/1/51	287,931	254,044
2.50% 2/1/52	1,338,728	1,179,923
2.50% 3/1/52	3,798,678	3,311,973
2.50% 4/1/52	2,071,992	1,819,119
3.00% 5/1/52	885,624	809,990
3.00% 7/1/52	2,469,036	2,237,468
3.00% 8/1/52	607,040	549,562
3.50% 1/1/46	86,943	84,472
3.50% 12/1/47	1,533,923	1,462,429
3.50% 9/1/52	1,032,030	980,425
4.00% 5/1/51	345,543	339,769
5.00% 7/1/47	523,099	538,618
5.00% 8/1/53	828,540	835,589
5.50% 5/1/44	216,375	226,203
5.50% 10/1/52	70,923	72,488
5.50% 2/1/55	373,216	379,401
5.50% 9/1/55	1,545,992	1,571,616
6.00% 9/1/55	2,928,167	3,004,711
NQ- 129 [0226] 0426 (5360778)    1

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.50% 3/1/55	1,817,148	$ 1,886,556

Freddie Mac S.F. 15 yr 2.00% 8/1/36	1,687,621	1,573,598
Freddie Mac S.F. 30 yr
2.00% 3/1/52	1,497,291	1,245,756
2.50% 11/1/50	290,554	256,697
2.50% 5/1/51	85,073	75,233
2.50% 5/1/52	786,715	685,670
3.00% 11/1/46	872,941	812,041
4.00% 9/1/49	424,167	418,762
4.00% 3/1/54	1,039,087	1,010,389
4.00% 4/1/54	950,403	924,154
4.50% 10/1/52	1,895,407	1,882,508
5.00% 9/1/52	944,424	962,340
5.00% 11/1/52	122,205	123,665
5.50% 9/1/52	244,739	253,895
5.50% 3/1/53	266,734	274,584
5.50% 6/1/53	668,485	681,656

GNMA I S.F. 30 yr 3.00% 8/15/45	580,233	537,658
GNMA II S.F. 30 yr
2.00% 10/20/50	1,790,622	1,518,860
2.50% 7/20/51	3,233,943	2,855,848
3.00% 4/20/52	1,459,529	1,339,681
3.50% 9/20/55	1,564,375	1,468,852
4.00% 4/20/55	1,021,325	983,240
4.50% 8/20/55	1,221,845	1,208,507
5.00% 12/20/54	1,628,247	1,635,836
5.50% 2/20/55	769,486	780,033
6.00% 3/20/55	1,044,698	1,066,645
6.50% 4/20/55	490,160	509,848
Total Agency Mortgage-Backed Securities (cost $59,109,138)		60,299,291

2    NQ- 129 [0226] 0426 (5360778)

	Principal amount°	Value (US $)

Collateralized Loan Obligations — 0.99%
AGL CLO 17 Series 2022-17A AR 144A 4.62% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	450,000	$ 450,084
AIMCO CLO 15 Series 2021-15A D1R 144A 6.418% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	287,570
AIMCO CLO 17 Series 2022-17A CR 144A 5.569% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	450,000	451,057
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.649% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	600,000	598,428
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.522% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	294,368
Ballyrock CLO 27
Series 2024-27A A1A 144A 5.018% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	500,000	500,940
Series 2024-27A B 144A 5.568% (TSFR03M + 1.90%, Floor 1.90%) 10/25/37 #, •	450,000	450,257

Canyon Capital CLO Series 2019-2A AR2 144A 4.682% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	250,000	249,929
Canyon CLO Series 2020-2A AR2 144A 4.702% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	350,000	349,450
CIFC Funding Series 2025-1A D1 144A 6.171% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	147,275
Dryden 109 CLO Series 2022-109A DR 144A 6.372% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	146,578
Elmwood CLO 22 Series 2023-1A D1R 144A 6.468% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	290,000	287,568
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.518% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	143,108
Magnetite XlV Series 2025-45A D1 144A 6.172% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	287,570
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.621% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,200,322
NQ- 129 [0226] 0426 (5360778)    3

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Oaktree CLO Series 2020-1A D1RR 144A 6.272% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	$ 145,501
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.658% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,150,000	1,147,648
OHA Credit Funding Series 2022-11A CR 144A 5.568% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	350,000	350,602
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.156% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	200,000	195,118
TCW CLO Series 2019-2A D1R2 144A 6.668% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	200,000	191,651
Wellington Management CLO 4 Series 2025-4A D1 144A 6.218% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	400,000	394,542
Total Collateralized Loan Obligations (cost $8,320,000)		8,269,566

Corporate Bonds — 13.48%
Automotive — 0.19%
Allison Transmission 144A 3.75% 1/30/31 #	255,000	242,718
American Axle & Manufacturing 144A 6.375% 10/15/32 #	147,000	149,702
Clarios Global 144A 6.75% 9/15/32 #	147,000	152,674
Dana 4.50% 2/15/32	73,000	69,568
Garrett Motion Holdings 144A 7.75% 5/31/32 #	314,000	332,076
Goodyear Tire & Rubber 5.25% 7/15/31	337,000	321,749
Phinia 144A 6.625% 10/15/32 #	109,000	113,259
ZF North America Capital 144A 6.75% 4/23/30 #	175,000	176,896
		1,558,642
Banking — 3.31%
Banco Santander
4.551% 11/6/30	200,000	201,643
8.00% 2/1/34 μ, ψ	255,000	282,264
4    NQ- 129 [0226] 0426 (5360778)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
1.734% 7/22/27 μ	530,000	$ 525,284
1.922% 10/24/31 μ	560,000	505,408
2.884% 10/22/30 μ	20,000	19,194
2.972% 2/4/33 μ	240,000	221,923
3.194% 7/23/30 μ	55,000	53,501
4.456% 2/6/32 μ	325,000	327,504
5.518% 10/25/35 μ	1,937,000	1,988,466
6.204% 11/10/28 μ	280,000	290,020
6.25% 7/26/30 μ, ψ	635,000	653,766
6.625% 5/1/30 μ, ψ	185,000	193,797
Bank of Montreal
4.439% 1/14/32 μ	230,000	231,537
7.70% 5/26/84 μ	200,000	211,949

Bank of New York Mellon 4.942% 2/11/31 μ	285,000	294,104
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	290,000	291,718
Barclays 7.625% 3/15/35 μ, ψ	200,000	212,442
BPCE 144A 6.347% 1/13/47 #, μ	250,000	250,752
Citibank 5.488% 12/4/26	280,000	283,064
Citigroup
4.503% 9/11/31 μ	370,000	372,900
5.174% 9/11/36 μ	270,000	274,816
5.612% 3/4/56 μ	225,000	226,226
6.02% 1/24/36 μ	235,000	246,705
6.625% 2/15/31 μ, ψ	160,000	165,508
6.75% 2/15/30 μ, ψ	1,003,000	1,026,806
Deutsche Bank
2.552% 1/7/28 μ	335,000	330,845
4.95% 8/4/31 μ	890,000	906,619
5.297% 5/9/31 μ	235,000	242,732
Goldman Sachs Group
1.542% 9/10/27 μ	1,615,000	1,593,949
4.369% 10/21/31 μ	375,000	375,320
5.016% 10/23/35 μ	1,705,000	1,723,274
5.049% 7/23/30 μ	1,105,000	1,133,780
5.065% 1/21/37 μ	555,000	559,119
5.218% 4/23/31 μ	365,000	377,921
5.387% 2/2/41 μ	485,000	481,526
6.484% 10/24/29 μ	290,000	307,035
NQ- 129 [0226] 0426 (5360778)    5

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Huntington Bancshares
4.623% 1/28/32 μ	315,000	$ 318,059
5.605% 1/28/41 μ	210,000	211,096
JPMorgan Chase & Co.
1.47% 9/22/27 μ	770,000	759,231
3.109% 4/22/51 μ	30,000	20,639
4.898% 1/22/37 μ	40,000	40,255
5.103% 4/22/31 μ	310,000	321,551
5.14% 1/24/31 μ	856,000	888,417
5.193% 2/5/37 μ	530,000	535,605
5.572% 4/22/36 μ	154,000	162,907
6.254% 10/23/34 μ	355,000	390,503
Morgan Stanley
4.133% 10/18/29 μ	140,000	140,234
4.493% 1/16/32 μ	300,000	301,805
5.123% 2/1/29 μ	15,000	15,315
5.192% 4/17/31 μ	5,000	5,181
5.664% 4/17/36 μ	680,000	718,878
6.296% 10/18/28 μ	249,000	257,994

NatWest Group 5.908% 3/3/47 μ	590,000	586,329
NatWest Markets 144A 5.022% 3/21/30 #	735,000	760,840
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	400,000	413,386
PNC Financial Services Group
2.60% 7/23/26	355,000	353,283
4.899% 5/13/31 μ	155,000	159,246
5.423% 1/25/41 μ	155,000	156,758
5.575% 1/29/36 μ	190,000	200,040

Popular 7.25% 3/13/28	240,000	250,681
Royal Bank of Canada 6.50% 11/24/85 μ	200,000	199,924
Truist Financial
1.887% 6/7/29 μ	75,000	71,700
6.123% 10/28/33 μ	10,000	10,856
UBS Group
144A 4.844% 11/6/33 #, μ	330,000	332,861
144A 5.01% 3/23/37 #, μ	330,000	329,064
144A 7.00% 2/10/30 #, μ, ψ	200,000	204,483
US Bancorp
2.491% 11/3/36 μ	65,000	57,577
3.00% 7/30/29	150,000	145,722
3.10% 4/27/26	210,000	209,739

US Bank 4.73% 5/15/28 μ	275,000	277,776
6    NQ- 129 [0226] 0426 (5360778)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
4.96% 1/23/37 μ	210,000	$ 210,880
5.244% 1/24/31 μ	215,000	223,095
		27,625,327
Basic Industry — 0.47%
Alumina Pty 144A 6.125% 3/15/30 #	200,000	207,444
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	104,000	108,966
Arsenal AIC Parent 144A 8.00% 10/1/30 #	202,000	213,621
Capstone Copper 144A 6.75% 3/31/33 #	274,000	283,359
Carpenter Technology 144A 5.625% 3/1/34 #	193,000	197,039
Celanese US Holdings
6.50% 4/15/30	16,000	16,406
6.75% 4/15/33	137,000	140,558
7.375% 2/15/34	192,000	197,371

Chemours 144A 7.875% 3/15/34 #	95,000	95,000
Cleveland-Cliffs 144A 7.00% 3/15/32 #	348,000	353,873
Commercial Metals 144A 6.00% 12/15/35 #	316,000	323,847
Fortescue Treasury 144A 5.875% 4/15/30 #	355,000	365,937
K Hovnanian Enterprises 144A 8.00% 4/1/31 #	157,000	161,594
Novelis 144A 4.75% 1/30/30 #	514,000	498,454
Olin 144A 6.625% 4/1/33 #	159,000	155,458
Olympus Water US Holding 144A 7.25% 2/15/33 #	200,000	199,267
Standard Building Solutions 144A 6.50% 8/15/32 #	226,000	232,964
Standard Industries 144A 3.375% 1/15/31 #	220,000	203,263
		3,954,421
Brokerage — 0.57%
Apollo Global Management 4.60% 1/15/31	180,000	181,289
Blackstone Reg Finance 5.00% 12/6/34	1,630,000	1,636,175
Brookfield Asset Management 4.653% 11/15/30	360,000	364,009
Brookfield Finance 5.33% 1/15/36	620,000	619,137
Jefferies Financial Group
2.625% 10/15/31	355,000	315,714
4.15% 1/23/30	170,000	167,269
5.50% 2/15/36	180,000	177,103
6.20% 4/14/34	355,000	371,414
6.45% 6/8/27	90,000	92,319
6.50% 1/20/43	70,000	71,580

KKR & Co. 5.10% 8/7/35	555,000	549,610
NQ- 129 [0226] 0426 (5360778)    7

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)

TPG Operating Group II 4.875% 5/15/31	205,000	$ 205,958
		4,751,577
Capital Goods — 0.67%
Amentum Holdings 144A 7.25% 8/1/32 #	287,000	300,912
Amphenol 4.125% 11/15/30	145,000	145,788
Amsted Industries 144A 6.375% 3/15/33 #	153,000	159,533
Ardagh Metal Packaging Finance USA 144A 6.25% 1/30/31 #	200,000	204,803
Boeing
6.259% 5/1/27	270,000	276,654
6.388% 5/1/31	90,000	98,398
6.858% 5/1/54	685,000	786,099

Bombardier 144A 8.75% 11/15/30 #	180,000	193,067
CACI International 144A 6.375% 6/15/33 #	281,000	289,509
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	244,000	243,131
Enpro 144A 6.125% 6/1/33 #	238,000	246,222
Esab 144A 6.25% 4/15/29 #	232,000	238,103
Goat Holdco 144A 6.75% 2/1/32 #	104,000	107,552
Lsf12 Helix Parent 144A 7.125% 2/1/33 #	132,000	132,843
Manitowoc 144A 9.25% 10/1/31 #	116,000	126,239
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	397,000	406,637
144A 9.25% 4/15/30 #	305,000	300,812

RTX 4.625% 11/16/48	145,000	129,246
Sealed Air
144A 5.00% 4/15/29 #	318,000	320,763
144A 6.50% 7/15/32 #	80,000	82,460

Terex 144A 6.25% 10/15/32 #	215,000	221,577
TransDigm
144A 6.125% 7/31/34 #	92,000	93,563
144A 6.625% 3/1/32 #	293,000	303,912

Trivium Packaging Finance 144A 12.25% 1/15/31 #	200,000	220,378
		5,628,201
8    NQ- 129 [0226] 0426 (5360778)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 0.87%
AT&T
1.70% 3/25/26	215,000	$ 214,687
3.50% 9/15/53	235,000	160,469
4.35% 3/1/29	280,000	283,190
5.55% 11/1/45	190,000	187,214
5.70% 11/1/54	260,000	252,447
6.00% 4/30/56	190,000	191,795
6.30% 1/15/38	375,000	412,379

CCO Holdings 144A 6.375% 9/1/29 #	280,000	283,907
Orange
144A 4.25% 1/13/31 #	285,000	285,526
144A 4.75% 1/13/33 #	235,000	237,808
144A 5.00% 1/13/36 #	275,000	276,314

Rogers Communications 5.30% 2/15/34	925,000	945,599
SoftBank
144A 4.699% 7/9/30 #	440,000	446,754
144A 5.332% 7/9/35 #	525,000	535,078

Time Warner Cable 6.55% 5/1/37	1,005,000	1,035,879
T-Mobile USA
3.75% 4/15/27	130,000	129,835
5.125% 5/15/32	105,000	109,100
5.875% 11/15/55	110,000	111,188
Verizon Communications
4.75% 1/15/33	575,000	583,306
5.00% 1/15/36	335,000	336,615
5.875% 11/30/55	265,000	266,960
		7,286,050
Consumer Cyclical — 0.50%
Amazon.com
4.10% 11/20/30	235,000	236,776
5.55% 11/20/65	205,000	200,895

Ford Motor Credit 6.532% 3/19/32	225,000	239,641
General Motors Financial 2.35% 2/26/27	425,000	418,414
Gildan Activewear 144A 4.70% 10/7/30 #	395,000	397,641
GLP Capital 5.625% 3/1/36	370,000	370,352
Lowe's 4.25% 3/15/31	240,000	240,870
Marriott International
4.50% 5/1/33	110,000	109,671
5.10% 5/1/38	150,000	148,427

Royal Caribbean Cruises 4.75% 5/15/33	310,000	312,237
NQ- 129 [0226] 0426 (5360778)    9

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
VICI Properties
4.95% 2/15/30	1,325,000	$ 1,347,813
5.625% 4/1/35	130,000	133,838
		4,156,575
Consumer Goods — 0.05%
Cerdia Finanz 144A 9.375% 10/3/31 #	200,000	205,000
Fiesta Purchaser
144A 7.875% 3/1/31 #	107,000	110,298
144A 9.625% 9/15/32 #	97,000	98,861
		414,159
Consumer Non-Cyclical — 0.88%
Abbott Laboratories
4.30% 3/15/33	260,000	259,819
4.65% 3/15/36	530,000	530,371
AbbVie
4.125% 3/15/31	365,000	366,280
4.75% 3/15/36	250,000	251,407

Amgen 4.85% 2/19/36	265,000	266,536
Bunge Limited Finance
2.75% 5/14/31	565,000	525,898
4.20% 9/17/29	290,000	291,955

Cargill 144A 4.125% 10/23/30 #	205,000	205,807
CVS Health
5.00% 9/15/32	150,000	153,939
5.05% 3/25/48	235,000	209,710
5.45% 9/15/35	260,000	268,666
HCA
5.45% 9/15/34	405,000	420,656
6.00% 4/1/54	775,000	776,159

JBS USA Holding Lux 6.25% 3/1/56	415,000	424,282
Merck & Co.
3.85% 3/15/29	160,000	160,675
4.15% 3/15/31	430,000	433,024
4.45% 12/4/32	230,000	233,169
4.75% 12/4/35	205,000	206,945
5.50% 3/15/46	230,000	232,855
5.55% 12/4/55	320,000	321,149
5.70% 12/4/65	215,000	216,071
10    NQ- 129 [0226] 0426 (5360778)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Pfizer
4.20% 11/15/30	145,000	$ 146,521
4.875% 11/15/35	225,000	229,356

Sysco 5.10% 9/23/30	175,000	181,717
		7,312,967
Electric — 0.75%
AEP Transmission 5.40% 3/15/53	5,000	4,880
American Electric Power 6.05% 3/15/56 μ	215,000	215,842
Black Hills 4.55% 1/31/31	190,000	191,953
California Buyer 144A 6.375% 2/15/32 #	150,000	149,656
Calpine 144A 5.125% 3/15/28 #	90,000	90,023
Constellation Energy Generation
3.90% 1/8/28	140,000	140,110
144A 4.625% 2/1/29 #	95,000	95,019
5.75% 3/15/54	266,000	267,635
5.875% 1/15/66	185,000	184,804
Dominion Energy
6.20% 2/15/56 μ	165,000	168,045
Series A 6.875% 2/1/55 μ	515,000	539,643
Series B 7.00% 6/1/54 μ	590,000	642,298

Duke Energy Florida 4.20% 12/1/30	210,000	211,667
Hawaiian Electric 144A 6.00% 10/1/33 #	126,000	128,487
Lightning Power 144A 7.25% 8/15/32 #	270,000	286,824
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	55,000	55,915
NRG Energy
144A 4.734% 10/15/30 #	310,000	313,092
144A 5.407% 10/15/35 #	245,000	247,754
144A 6.00% 1/15/36 #	217,000	220,967

Southwestern Electric Power 4.10% 9/15/28	165,000	165,291
Union Electric
4.80% 3/15/36	115,000	115,301
5.55% 3/15/56	165,000	164,229
Vistra
144A 7.00% 12/15/26 #, μ, ψ	698,000	706,793
144A 8.00% 10/15/26 #, μ, ψ	245,000	249,739
Vistra Operations
144A 4.30% 7/15/29 #	215,000	215,225
144A 4.70% 1/31/31 #	175,000	176,084
144A 5.35% 1/31/36 #	295,000	297,188
		6,244,464
NQ- 129 [0226] 0426 (5360778)    11

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 0.95%
Archrock Partners 144A 6.625% 9/1/32 #	220,000	$ 229,099
Bristow Group 144A 6.75% 2/1/33 #	92,000	93,406
Crescent Energy Finance 144A 8.375% 1/15/34 #	96,000	99,295
Diamondback Energy 5.75% 4/18/54	145,000	141,615
Enbridge
4.90% 6/20/30	155,000	159,708
5.55% 6/20/35	245,000	257,022
5.75% 7/15/80 μ	130,000	132,410
6.70% 11/15/53	420,000	472,625
7.20% 6/27/54 μ	420,000	452,784
Energy Transfer
5.25% 4/15/29	170,000	175,617
6.25% 4/15/49	190,000	192,288
6.30% 1/15/56	150,000	151,895
6.50% 2/15/56 μ	435,000	439,814
6.75% 2/15/56 μ	445,000	455,062
Genesis Energy
6.75% 3/15/34	96,000	97,161
7.75% 2/1/28	90,000	90,190
7.875% 5/15/32	45,000	47,135

Gulfport Energy Operating 144A 6.75% 9/1/29 #	226,000	234,320
Hilcorp Energy I
144A 6.00% 4/15/30 #	367,000	362,607
144A 6.00% 2/1/31 #	49,000	47,762
144A 6.25% 4/15/32 #	83,000	80,819

Kinder Morgan 5.95% 8/1/54	300,000	306,700
Matador Resources 144A 6.25% 4/15/33 #	159,000	161,934
Murphy Oil 6.00% 10/1/32	87,000	87,202
Nabors Industries
144A 7.625% 11/15/32 #	110,000	113,392
144A 8.875% 8/15/31 #	34,000	35,242

NGL Energy Operating 144A 8.375% 2/15/32 #	220,000	230,907
Noble Finance II 144A 8.00% 4/15/30 #	165,000	171,827
NuStar Logistics 6.00% 6/1/26	143,000	143,172
ONEOK 5.70% 11/1/54	90,000	84,873
Permian Resources Operating 144A 7.00% 1/15/32 #	141,000	148,063
Rockies Express Pipeline 144A 6.75% 3/15/33 #	162,000	171,347
SM Energy
144A 6.75% 8/1/29 #	80,000	81,850
144A 8.625% 11/1/30 #	245,000	259,457

12    NQ- 129 [0226] 0426 (5360778)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Sunoco 144A 7.25% 5/1/32 #	129,000	$ 136,362
Transocean International
144A 7.875% 10/15/32 #	193,000	207,325
144A 8.50% 5/15/31 #	53,000	56,080
USA Compression Partners
144A 6.25% 10/1/33 #	203,000	206,558
144A 7.125% 3/15/29 #	338,000	349,425
Venture Global LNG
144A 7.00% 1/15/30 #	104,000	105,558
144A 8.375% 6/1/31 #	202,000	206,993
Venture Global Plaquemines LNG
144A 6.125% 12/15/30 #	89,000	92,497
144A 7.50% 5/1/33 #	119,000	132,067
		7,901,465
Financials — 0.95%
AerCap Ireland Capital DAC 4.75% 1/15/33	210,000	210,472
Air Lease 4.65% 6/15/26 μ, ψ	165,000	164,914
Apollo Debt Solutions 6.70% 7/29/31	1,260,000	1,301,547
Ares Capital 5.10% 1/15/31	440,000	429,595
Aviation Capital Group
144A 4.80% 10/24/30 #	730,000	737,886
144A 4.875% 1/28/33 #	240,000	239,251
Avolon Holdings Funding
144A 4.85% 4/1/33 #	250,000	247,873
144A 4.95% 1/15/28 #	150,000	152,038

Azorra Finance 144A 7.75% 4/15/30 #	226,000	237,541
Blackstone Private Credit Fund
5.05% 9/10/30	190,000	183,736
5.35% 3/12/31	165,000	159,939
5.60% 11/22/29	755,000	750,304

Blue Owl Credit Income 6.60% 9/15/29	689,000	695,768
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	210,000	209,429
Focus Financial Partners 144A 6.75% 9/15/31 #	218,000	217,024
FTAI Aviation Investors 144A 7.00% 6/15/32 #	226,000	237,437
Jefferies Finance 144A 6.625% 10/15/31 #	200,000	194,902
OneMain Finance
6.625% 5/15/29	150,000	153,319
6.75% 9/15/33	92,000	91,426
7.125% 9/15/32	52,000	53,243
NQ- 129 [0226] 0426 (5360778)    13

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
PennyMac Financial Services
144A 6.875% 5/15/32 #	104,000	$ 104,734
144A 6.875% 2/15/33 #	153,000	153,296

Shift4 Payments 144A 6.75% 8/15/32 #	325,000	318,379
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	370,000	376,605
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	204,165
UWM Holdings 144A 6.25% 3/15/31 #	142,000	137,295
		7,962,118
Healthcare — 0.38%
Acadia Healthcare 144A 7.375% 3/15/33 #	310,000	320,415
AMN Healthcare 144A 6.50% 1/15/31 #	147,000	147,707
AthenaHealth Group 144A 6.50% 2/15/30 #	67,000	63,061
CHS
144A 4.75% 2/15/31 #	300,000	275,486
144A 9.75% 1/15/34 #	159,000	167,756
DaVita
144A 3.75% 2/15/31 #	171,000	159,903
144A 4.625% 6/1/30 #	141,000	138,121

GENMAB 144A 6.25% 12/15/32 #	200,000	207,699
Global Medical Response 144A 7.375% 10/1/32 #	179,000	187,508
Grifols 144A 4.75% 10/15/28 #	200,000	197,635
Medline Borrower 144A 5.25% 10/1/29 #	128,000	128,073
Molina Healthcare 144A 6.50% 2/15/31 #	135,000	135,600
Opal Bidco 144A 6.50% 3/31/32 #	200,000	206,129
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	171,000	164,772
Surgery Center Holdings 144A 7.25% 4/15/32 #	232,000	232,008
Tenet Healthcare 144A 5.50% 11/15/32 #	436,000	441,704
		3,173,577
Insurance — 0.76%
Acrisure 144A 6.75% 7/1/32 #	208,000	204,163
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	161,000	157,895
Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	327,866
Athene Holding
6.625% 5/19/55	255,000	249,890
6.875% 6/28/55 μ	230,000	221,621

Beacon Funding Trust 144A 6.266% 8/15/54 #	430,000	438,161
Henneman Trust 144A 6.58% 5/15/55 #	415,000	430,541
14    NQ- 129 [0226] 0426 (5360778)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	$ 202,865
144A 8.125% 2/15/32 #	200,000	191,658

HUB International 144A 7.375% 1/31/32 #	147,000	149,712
Jones Deslauriers Insurance Management
144A 6.875% 10/1/33 #	165,000	151,688
144A 8.50% 3/15/30 #	79,000	82,026

Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,325,000	1,363,615
New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	580,018
Pine Street Trust III 144A 6.223% 5/15/54 #	1,140,000	1,162,092
Prudential Financial 5.20% 3/14/35	390,000	399,770
		6,313,581
Leisure — 0.23%
Boyd Gaming 144A 4.75% 6/15/31 #	306,000	299,561
Caesars Entertainment
144A 6.00% 10/15/32 #	220,000	215,241
144A 6.50% 2/15/32 #	165,000	167,790
144A 7.00% 2/15/30 #	586,000	601,092

Carnival 144A 6.125% 2/15/33 #	131,000	135,698
Life Time 144A 6.00% 11/15/31 #	220,000	226,850
Lindblad Expeditions 144A 7.00% 9/15/30 #	101,000	106,000
Six Flags Entertainment
144A 6.625% 5/1/32 #	147,000	149,541
144A 8.625% 1/15/32 #	39,000	39,515
		1,941,288
Media — 0.38%
CCO Holdings
144A 4.50% 8/15/30 #	335,000	319,745
4.50% 5/1/32	110,000	100,743
144A 5.375% 6/1/29 #	82,000	81,860
144A 7.00% 2/1/33 #	146,000	149,387

Cimpress 144A 7.375% 9/15/32 #	150,000	151,092
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	116,000	125,289
CMG Media 144A 8.875% 6/18/29 #	200,000	175,045
CSC Holdings
144A 4.50% 11/15/31 #	200,000	120,204
144A 5.00% 11/15/31 #	200,000	74,907
NQ- 129 [0226] 0426 (5360778)    15

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
Gray Media
144A 5.375% 11/15/31 #	257,000	$ 202,572
144A 7.25% 8/15/33 #	88,000	90,932
McGraw-Hill Education
144A 7.375% 9/1/31 #	263,000	268,962
144A 8.00% 8/1/29 #	130,000	129,174

Midcontinent Communications 144A 8.00% 8/15/32 #	215,000	202,677
Sirius XM Radio 144A 4.00% 7/15/28 #	293,000	286,225
Snap 144A 6.875% 3/1/33 #	220,000	219,261
Stagwell Global 144A 5.625% 8/15/29 #	232,000	214,068
Univision Communications 144A 7.375% 6/30/30 #	226,000	226,191
Versant Media Group 144A 7.25% 1/30/31 #	39,000	39,937
		3,178,271
Real Estate — 0.22%
Forestar Group 144A 6.50% 3/15/33 #	110,000	112,705
Iron Mountain
144A 4.50% 2/15/31 #	392,000	378,384
144A 5.25% 3/15/28 #	465,000	465,572

Millrose Properties 144A 6.375% 8/1/30 #	159,000	163,213
RHP Hotel Properties 144A 6.50% 6/15/33 #	215,000	223,467
Simon Property Group 2.65% 2/1/32	420,000	383,457
Starwood Property Trust 144A 6.50% 7/1/30 #	69,000	71,802
		1,798,600
Retail — 0.27%
Asbury Automotive Group
144A 4.625% 11/15/29 #	80,000	78,799
4.75% 3/1/30	208,000	204,838
Bath & Body Works
6.875% 11/1/35	532,000	542,541
6.95% 3/1/33	136,000	136,071

Magnera 144A 7.25% 11/15/31 #	297,000	291,010
Michaels
144A 8.50% 3/15/33 #	127,000	123,647
144A 11.00% 3/15/34 #	57,000	53,327

Murphy Oil USA 144A 3.75% 2/15/31 #	483,000	454,791
Victra Holdings 144A 8.75% 9/15/29 #	171,000	179,843
William Carter 144A 7.375% 2/15/31 #	141,000	145,397
		2,210,264
16    NQ- 129 [0226] 0426 (5360778)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services — 0.17%
Herc Holdings
144A 6.00% 3/15/34 #	96,000	$ 96,603
144A 7.00% 6/15/30 #	67,000	70,252
144A 7.25% 6/15/33 #	49,000	51,828

Prime Security Services Borrower 144A 5.75% 4/15/26 #	29,000	29,082
QXO Building Products 144A 6.75% 4/30/32 #	53,000	54,940
Resideo Funding 144A 6.50% 7/15/32 #	192,000	196,257
Staples 144A 10.75% 9/1/29 #	180,000	165,314
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	77,000	80,402
WESCO Distribution 144A 5.25% 4/15/31 #	115,000	115,084
White Cap Supply Holdings 144A 7.375% 11/15/30 #	359,000	364,822
Williams Scotsman 144A 6.625% 4/15/30 #	215,000	223,337
		1,447,921
Technology — 0.45%
Alphabet
4.40% 2/15/33	90,000	90,820
4.80% 2/15/36	270,000	274,541
Broadcom
4.20% 10/15/30	80,000	80,473
5.70% 1/15/56	195,000	200,384

CDW 3.276% 12/1/28	390,000	380,859
Foundry JV Holdco
144A 6.10% 1/25/36 #	95,000	101,536
144A 6.15% 1/25/32 #	275,000	295,198
Leidos
5.00% 3/15/36	545,000	543,935
5.40% 3/15/32	490,000	511,366
Oracle
4.70% 9/27/34	125,000	117,536
5.70% 2/4/36	410,000	410,384
5.875% 9/26/45	685,000	621,023
6.70% 2/4/56	170,000	164,963
		3,793,018
Technology & Electronics — 0.12%
Black Pearl Compute 144A 6.125% 2/15/31 #	92,000	94,273
Capstone Borrower 144A 8.00% 6/15/30 #	129,000	112,312
Cipher Compute 144A 7.125% 11/15/30 #	61,000	63,659
Cloud Software Group 144A 6.50% 3/31/29 #	277,000	271,888
NQ- 129 [0226] 0426 (5360778)    17

Consolidated Schedule of investments
Nomura Wealth Builder Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)
ION Platform Finance US 144A 7.875% 9/30/32 #		200,000	$ 160,614
Seagate Data Storage Technology 144A 5.75% 12/1/34 #		153,000	156,905
WULF Compute 144A 7.75% 10/15/30 #		79,000	83,722
Zebra Technologies 144A 6.50% 6/1/32 #		61,000	62,571
			1,005,944
Telecommunications — 0.22%
Connect Finco 144A 9.00% 9/15/29 #		275,000	292,166
Iliad Holding 144A 8.50% 4/15/31 #		435,000	466,289
Rogers Communications 7.125% 4/15/55 μ		184,000	194,968
Sable International Finance 144A 7.125% 10/15/32 #		200,000	202,675
Uniti Services 144A 7.50% 10/15/33 #		147,000	153,051
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		405,000	360,989
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	177,942
			1,848,080
Transportation — 0.12%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	232,692
Fedex Freight Holding
144A 4.95% 3/15/33 #		235,000	235,076
144A 5.25% 3/15/36 #		185,000	184,499

Genesee & Wyoming 144A 6.25% 4/15/32 #		331,000	341,587
United Airlines Holdings 5.375% 3/1/31		46,000	46,957
			1,040,811
Total Corporate Bonds (cost $111,163,818)			112,547,321

Municipal Bonds — 0.17%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50		185,000	216,705
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41		105,000	125,323
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45		60,000	57,840
Texas Water Development Board Revenue (Master Trust) 4.75% 10/15/55		530,000	537,818
18    NQ- 129 [0226] 0426 (5360778)

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	425,000	$ 473,012
Total Municipal Bonds (cost $1,445,860)		1,410,698

Non-Agency Asset-Backed Securities — 0.78%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	243,988
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	243,125	233,435
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #	150,000	150,645
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	502,507
Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	480,000	481,278
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	130
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,010,711
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,615,598
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	505,000	506,409
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	420,000	429,948
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	451,605
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	100,000	100,102
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	138,253	139,124
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	661,175	668,538
Total Non-Agency Asset-Backed Securities (cost $7,616,893)		6,534,018

NQ- 129 [0226] 0426 (5360778)    19

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 0.91%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.167% (SOFR + 1.50%) 10/25/43 #, •	337,906	$ 338,520
Series 2025-R01 1M2 144A 5.167% (SOFR + 1.50%) 1/25/45 #, •	510,000	510,158
Series 2025-R02 1M2 144A 5.297% (SOFR + 1.60%) 2/25/45 #, •	980,000	985,488
Series 2025-R03 2M1 144A 5.267% (SOFR + 1.60%) 3/25/45 #, •	118,370	118,641
Series 2025-R04 1M2 144A 5.167% (SOFR + 1.50%) 5/25/45 #, •	485,000	487,745
Series 2025-R05 2M2 144A 5.267% (SOFR + 1.60%) 7/25/45 #, •	230,000	230,432
Series 2025-R06 1B1 144A 5.517% (SOFR + 1.85%) 9/25/45 #, •	824,722	835,586
Series 2026-R01 2M2 144A 5.017% (SOFR + 1.35%) 1/25/46 #, •	700,000	700,000
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.517% (SOFR + 1.85%) 11/25/43 #, •	257,971	260,056
Series 2024-DNA3 M2 144A 5.117% (SOFR + 1.45%) 10/25/44 #, •	537,098	537,413
Series 2025-DNA2 M2 144A 5.167% (SOFR + 1.50%) 5/25/45 #, •	180,000	180,197
Series 2025-DNA3 M2 144A 5.167% (SOFR + 1.50%) 9/25/45 #, •	230,000	230,574
Series 2025-DNA4 M2 144A 5.217% (SOFR + 1.55%) 10/25/45 #, •	1,300,000	1,305,843
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.354% 6/25/29 #, •	42,373	41,550
Series 2014-2 B2 144A 3.354% 6/25/29 #, •	42,372	41,503
Series 2015-4 B1 144A 3.507% 6/25/45 #, •	66,586	63,221
Series 2015-4 B2 144A 3.507% 6/25/45 #, •	66,586	63,035
JPMorgan Trust
Series 2015-5 B2 144A 5.27% 5/25/45 #, •	1,732	1,727
Series 2015-6 B1 144A 3.51% 10/25/45 #, •	47,874	46,842
Series 2015-6 B2 144A 3.51% 10/25/45 #, •	47,874	46,799

Sequoia Mortgage Trust Series 2015-1 B2 144A 3.931% 1/25/45 #, •	12,910	12,705
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.958% (SOFR + 1.30%) 2/25/46 #, •	290,000	290,706
20    NQ- 129 [0226] 0426 (5360778)

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Towd Point Mortgage Trust Series 2018-1 A1 144A 3.00% 1/25/58 #, •		2,282	$ 2,271
WST Trust Series 2019-1 A 4.87% (BBSW1M + 1.08%) 8/18/50 •	AUD	381,465	272,639
Total Non-Agency Collateralized Mortgage Obligations (cost $7,562,196)			7,603,651

Non-Agency Commercial Mortgage-Backed Securities — 2.62%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •		1,450,000	1,484,490
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	92,786
Series 2019-BN20 A3 3.011% 9/15/62		250,000	239,386
Series 2020-BN25 A5 2.649% 1/15/63		850,000	799,833
Series 2020-BN26 A4 2.403% 3/15/63		650,000	604,842

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	334,730
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	779,394
Series 2020-B18 A5 1.925% 7/15/53		1,000,000	900,205
Series 2021-B24 A5 2.584% 3/15/54		260,000	237,525
Series 2021-B25 A5 2.577% 4/15/54		1,450,000	1,323,993
Series 2022-B32 B 3.202% 1/15/55 •		550,000	471,555
Series 2022-B33 A5 3.458% 3/15/55 •		1,200,000	1,136,906
Series 2022-B34 A5 3.786% 4/15/55 •		350,000	331,975
Series 2022-B35 A5 4.442% 5/15/55 •		475,000	471,343
Series 2022-B36 A5 4.47% 7/15/55 •		550,000	546,446

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.16% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •		725,000	726,359
Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52		350,000	335,270
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57		250,000	237,778
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54		100,000	99,414
FREMF Mortgage Trust Series 2020-K737 B 144A 3.327% 1/25/53 #, •		2,000,000	1,981,037
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #		1,500,000	1,360,842
NQ- 129 [0226] 0426 (5360778)    21

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	$ 346,671
Series 2017-GS6 A3 3.433% 5/10/50	515,000	509,684
Series 2019-GC39 A4 3.567% 5/10/52	580,000	564,723
Series 2019-GC42 A4 3.00% 9/10/52	1,280,000	1,223,721

JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	344,879
LBTY Commercial Mortgage Trust Series 2026-225L A 144A 4.593% 2/10/43 #, •	1,550,000	1,560,129
LEX Trust Series 2026-450 A 144A 5.00% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	1,045,000	1,044,673
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	900,000	913,464
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	835,000	829,286
Total Non-Agency Commercial Mortgage-Backed Securities (cost $22,202,037)		21,833,339

US Treasury Obligations — 4.02%
US Treasury Bonds
4.75% 5/15/55	5,840,000	5,945,166
5.00% 5/15/45	1,000,000	1,057,383
US Treasury Notes
3.50% 1/15/29	1,970,000	1,976,233
3.625% 9/30/30	2,200,000	2,211,602
3.625% 12/31/30	2,120,000	2,130,103
3.75% 1/31/31	625,000	631,445
4.00% 11/15/35	19,500,000	19,573,125
Total US Treasury Obligations (cost $32,988,412)		33,525,057
	Number of shares
Common Stocks — 56.51%♣
Communication Services — 3.99%
Alphabet Class A	35,580	11,092,421
Alphabet Class C	18,349	5,714,429
AT&T	183,810	5,148,518
KDDI	14,700	251,424
Meta Platforms Class A	7,496	4,858,757
22    NQ- 129 [0226] 0426 (5360778)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Communication Services (continued)
Publicis Groupe	3,496	$ 311,551
Verizon Communications	117,686	5,900,776
		33,277,876
Consumer Discretionary — 3.97%
adidas	2,866	535,739
Amadeus IT Group	14,543	906,285
Best Buy	43,670	2,706,230
Booking Holdings	788	3,340,608
eBay	33,537	3,047,172
Genuine Parts	24,901	2,969,693
Lowe's	14,256	3,771,710
LVMH Moet Hennessy Louis Vuitton	1,333	856,997
NIKE Class B	53,682	3,337,947
Ross Stores	24,805	5,100,900
Sodexo	12,313	675,075
TJX	36,380	5,881,191
		33,129,547
Consumer Staples — 2.85%
Altria Group	76,139	5,256,637
Anheuser-Busch InBev	9,522	774,307
Asahi Group Holdings	13,700	149,093
Diageo	27,434	614,650
Hershey	10,549	2,492,518
Kao	13,300	568,400
Koninklijke Ahold Delhaize	13,037	643,447
Magnum Ice Cream †	1,329	21,045
Nestle	3,602	393,439
PepsiCo	18,129	3,077,216
Philip Morris International	32,080	5,993,506
Procter & Gamble	19,118	3,196,530
Seven & i Holdings	14,200	199,636
Unilever	5,850	431,005
		23,811,429
Energy — 2.52%
Chevron	28,738	5,367,109
EOG Resources	8,114	1,006,785
Expand Energy	16,498	1,780,464
Exxon Mobil	84,626	12,905,465
		21,059,823
NQ- 129 [0226] 0426 (5360778)    23

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials — 10.73%
American Financial Group	30,532	$ 4,060,145
Ameriprise Financial	7,822	3,677,279
Artisan Partners Asset Management Class A	38,684	1,558,192
Bank of America	65,650	3,271,339
Bank of New York Mellon	48,664	5,795,882
Blackrock	4,990	5,305,518
Blackstone	24,187	2,742,080
Charles Schwab	36,228	3,448,906
Citizens Financial Group	102,834	6,189,578
Corebridge Financial	119,482	3,087,415
Fidelity National Financial	54,908	2,903,535
Fifth Third Bancorp	52,413	2,592,871
Huntington Bancshares	170,317	2,861,326
JPMorgan Chase & Co.	1,225	367,867
KeyCorp	240,166	4,981,043
London Stock Exchange Group	1,532	182,924
Marsh & McLennan	18,600	3,473,364
MetLife	52,322	3,770,847
MNSN Holdings =, †	115	6,133
Pluxee	19,954	266,899
PNC Financial Services Group	13,250	2,813,637
Principal Financial Group	49,970	4,768,137
Progressive	17,400	3,717,684
Prudential Financial	10,652	1,047,944
Regions Financial	57,096	1,588,982
Sberbank of Russia PJSC =, †	52,870	0
State Street	29,819	3,835,320
Synchrony Financial	66,932	4,625,670
Truist Financial	67,704	3,338,484
Wells Fargo & Co.	40,800	3,323,160
		89,602,161
Healthcare — 8.06%
AbbVie	31,596	7,332,800
Bristol-Myers Squibb	78,245	4,880,141
Cardinal Health	26,357	6,041,815
Cencora	14,353	5,341,325
Cigna Group	12,182	3,530,587
Coloplast Class B	11,633	897,733
Gilead Sciences	44,969	6,698,132
Johnson & Johnson	15,540	3,860,602
McKesson	5,975	5,899,536
24    NQ- 129 [0226] 0426 (5360778)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Merck & Co.	63,958	$ 7,919,280
Novo Nordisk Class B	12,284	462,136
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	164,305	4,543,033
Roche Holding	2,109	1,006,702
SIGA Technologies	237,310	1,535,396
Smith & Nephew	28,129	519,909
Thermo Fisher Scientific	6,308	3,287,162
Zoetis	26,600	3,487,260
		67,243,549
Industrials — 3.99%
Atlas Copco Class B	32,622	613,767
Carrier Global	56,000	3,606,400
CSX	97,310	4,154,164
Dover	18,134	4,089,217
DSV	2,652	685,898
Intertek Group	7,475	475,679
Jacobs Solutions	25,041	3,452,152
Knorr-Bremse	2,937	386,945
Kone Class B	5,157	390,107
Lockheed Martin	2,926	1,925,542
Makita	18,800	728,934
Masco	52,684	3,773,228
Northrop Grumman	5,404	3,914,550
Schneider Electric	361	118,028
Securitas Class B	39,749	707,571
United Parcel Service Class B	31,410	3,642,304
Wolters Kluwer	7,666	616,860
		33,281,346
Information Technology — 17.77%
Accenture Class A	11,586	2,418,230
Analog Devices	10,801	3,842,888
Apple	74,941	19,797,913
ASML Holding	755	1,100,326
Broadcom	32,469	10,375,469
CDW	21,245	2,605,487
Cisco Systems	111,110	8,828,801
Dell Technologies Class C	30,161	4,466,241
HP	117,648	2,234,136
NQ- 129 [0226] 0426 (5360778)    25

Consolidated Schedule of investments
Nomura Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Lam Research	41,596	$ 9,728,888
Micron Technology	25,501	10,515,847
Microsoft	44,692	17,552,336
Monolithic Power Systems	4,533	5,180,040
NetApp	34,669	3,433,271
NVIDIA	168,278	29,817,179
Qnity Electronics	21,942	2,781,368
QUALCOMM	27,502	3,915,185
SAP	4,741	957,712
Seagate Technology Holdings	11,228	4,579,228
Teledyne Technologies †	6,202	4,224,182
		148,354,727
Materials — 1.24%
Air Liquide	3,082	649,095
Amcor	33,371	1,616,158
DuPont de Nemours	83,084	4,157,523
PPG Industries	31,700	3,907,659
		10,330,435
Real Estate — 0.45%
Prologis	26,253	3,742,890
		3,742,890
Utilities — 0.94%
Duke Energy	27,977	3,660,790
Edison International	55,874	4,176,023
		7,836,813
Total Common Stocks (cost $304,965,618)		471,670,596

Preferred Stocks — 0.11%♣
Consumer Staples — 0.10%
Henkel & Co. 3.08% ω	8,718	856,853
		856,853
Financials — 0.01%
SVB Financial Trust 11/7/32 †	133	59,517
		59,517
Total Preferred Stocks (cost $768,933)		916,370

26    NQ- 129 [0226] 0426 (5360778)

	Number of shares	Value (US $)

Exchange-Traded Funds — 12.21%
iShares Core MSCI EAFE ETF	207,034	$ 20,355,583
iShares Core US Aggregate Bond ETF	74,044	7,508,062
iShares iBoxx High Yield Corporate Bond ETF	153,791	12,414,009
Vanguard S&P 500 ETF	97,710	61,658,918
Total Exchange-Traded Funds (cost $98,339,996)		101,936,572

Short-Term Investments — 0.87%
Money Market Mutual Funds — 0.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.56%)	1,827,395	1,827,395
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.55%)	1,827,395	1,827,395
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	1,827,395	1,827,395
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.59%)	1,827,394	1,827,394
Total Short-Term Investments (cost $7,309,579)		7,309,579
Total Value of Securities—99.94% (cost $662,164,524)		834,196,796

Receivables and Other Assets Net of Liabilities—0.06%★		472,105
Net Assets Applicable to 51,787,512 Shares Outstanding—100.00%		$834,668,901
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2026, the aggregate value of Rule 144A securities was $77,381,186, which represents 9.27% of the Fund’s net assets.
NQ- 129 [0226] 0426 (5360778)    27

Consolidated Schedule of investments
Nomura Wealth Builder Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
★	Includes $557,467 cash collateral held at broker for futures contracts as of February 28, 2026.

28    NQ- 129 [0226] 0426 (5360778)

The following futures contracts were outstanding at February 28, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
110	$23,020,078	$22,981,851	6/30/26	$38,227	$—	$30,938
US Treasury 5 yr Notes
160	17,622,501	17,529,090	6/30/26	93,411	—	51,251
US Treasury 10 yr Notes
37	4,211,063	4,177,044	6/18/26	34,019	—	16,765
US Treasury Long Bonds
271	32,105,031	31,702,799	6/18/26	402,232	—	160,906
				76,390,784		567,889	—	259,860
Short Contracts:
US Treasury 10 yr Ultra Notes
(380)	(44,359,064)	(43,913,419)	6/18/26	—	(445,645)	—
US Treasury Ultra Bonds
(68)	(8,268,375)	(8,149,193)	6/18/26	—	(119,182)	(48,875)
				(52,062,612)		—	(564,827)	(48,875)
Total Futures Contracts		$24,328,172		$567,889	$(564,827)	$210,985
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BBSW1M – Bank Bill Swap Rate 1 Month
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
NQ- 129 [0226] 0426 (5360778)    29

Consolidated Schedule of investments
Nomura Wealth Builder Fund
Summary of abbreviations: (continued)
GS – Goldman Sachs
LNG – Liquefied Natural Gas
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
USD – US Dollar
30    NQ- 129 [0226] 0426 (5360778)